Interest income/(expense), net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Interest income/(expense), net
Interest income	$ 2,980	¥ 19,445	¥ 42,013	¥ 73,729
Interest expenses	0	0	0	(5,597)
Bank charges	(76)	(493)	(3,491)	(1,341)
Exchange gains/(loss)	(2,918)	(19,041)	1,094
Interest income/(expense), net	$ (14)	¥ (89)	¥ 39,616	¥ 66,791